Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	¥ 304,790	¥ 254,039	¥ 119,065
Additions (decreases) during the year	(286,806)	50,751	134,974
Ending balance	¥ 17,984	¥ 304,790	¥ 254,039